Summary of Significant Accounting Policies and Basis of Presentation (Details) - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Jan. 08, 2021	Dec. 30, 2020	Nov. 30, 2020
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Federal depository insurance coverage limit (in Dollars)			$ 250,000	$ 250,000
Per share (in Dollars per share)			$ 1
Shares subject to possible redemption (in Dollars)			$ 20,650,000
Issuance of common stock			2
Investments held in trust account (in Dollars)			$ 2
Net loss (in Dollars)	$ (2,000)	$ 1,872,920	(3,881,651)	3,329,497
Net tangible assets (in Dollars)				$ 5,000,001
Remaining shares forfeited					587,500
Private Placement [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Net loss (in Dollars)			$ (16,455,000)
Warrants to purchase common shares			1	6,000,000
Over-Allotment Option [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Warrants to purchase common shares			10,325,000
Private placement warrants				16,455,000
Additional units purchased							650,000
Private Placement Warrants [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Warrants to purchase common shares			6,130,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Common stock subject to possible redemption		20,650,000		20,650,000		20,650,000
Class B Common Stock [Member] | Over-Allotment Option [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Forfeiture shares				750,000